Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities at Fair Value through Profit or Loss
15 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	2018	2017
Trading liabilities	31,215	73,596
Non-trading derivatives	2,299	2,331
Designated at fair value through profit or loss	59,179	11,215
	92,693	87,142

Schedule of Trading Liabilities by Type
Trading liabilities

Trading liabilities by type
	2018	2017
Equity securities	355	601
Debt securities	5,363	5,126
Funds on deposit	3,968	41,956
Derivatives	21,528	25,913
	31,215	73,596

Summary of Non-trading Derivatives by Type
Non-trading derivatives

Non-trading derivatives by type
	2018	2017
Derivatives used in:
- fair value hedges	1,035	317
- cash flow hedges	458	339
- hedges of net investments in foreign operations	17	71
Other non-trading derivatives	791	1,604
	2,299	2,331

Summary of Designated as at Fair Value through Profit or Loss by Type
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2018	2017
Debt securities	8,216	8,985
Funds entrusted	50,650	1,691
Subordinated liabilities	313	539
	59,179	11,215